Long-term borrowings and debt (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Euro Medium Term Note Program [Member]
Long Term Debt [Line Items]
Maximum amount that can be raised	$ 2,300
Debt Instrument, Description	Euro Medium Term Note Program (EMTN), which may be used to issue notes for up to $2.3 billion, with maturities from 7 days up to a maximum of 30 years, at fixed or floating interest rates, or at discount, and in various currencies. The notes are generally issued in bearer or registered form through one or more authorized financial institutions;
Certificados Bursatiles Program [Member]
Long Term Debt [Line Items]
Maximum amount that can be raised	10,000
Debt Instrument, Description	Short-and Long-Term Notes Certificados Bursatiles Program (the Mexico Program) in the Mexican local market, registered with the Mexican National Registry of Securities maintained by the National Banking and Securities Commission in Mexico (CNBV, for its acronym in Spanish), for an authorized aggregate principal amount of 10 billion Mexican pesos with maturities from one day to 30 years;
Corporate Bonds [Member]
Long Term Debt [Line Items]
Maximum amount that can be raised	$ 300
Debt Instrument, Description	a Program in Peru to issue corporate bonds under a private offer in Peruvian nuevos soles (PEN), offered exclusively to institutional investors domiciled in the Republic of Peru, for an maximum aggregate limit of the equivalent of $300 million, with different maturities and interest rate structures.